Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of unrecognized tax benefits
Balance at beginning of year	$ 32,805	$ 33,873	$ 31,560
Additions from the Acquisition	18,928
Additions based on tax positions related to the current year	6,780	5,674	4,228
Additions for tax positions of prior years	4,033	3,890	8,450
Reductions for tax positions of prior years	(1,168)	(5,901)	(4,862)
Settlements	(368)	(3,763)	(968)
Lapses of statutes of limitations	(2,009)	(968)	(4,535)
Balance at end of year	$ 59,001	$ 32,805	$ 33,873